Condensed Consolidating Financial Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Condensed Consolidating Balance Sheet

The following table presents the condensed consolidating balance sheet information as of March 31, 2013:

(Amounts in millions)	Parent Guarantor	Issuer	All Other Subsidiaries	Eliminations	Consolidated
Assets
Investments
Fixed maturity securities available-for-sale, at fair value	$—	$151	$61,131	$(200)	$61,082
Equity securities available-for-sale, at fair value	—	—	490	—	490
Commercial mortgage loans	—	—	5,866	—	5,866
Restricted commercial mortgage loans related to securitization entities	—	—	324	—	324
Policy loans	—	—	1,606	—	1,606
Other invested assets	—	3	2,981	(2)	2,982
Restricted other invested assets related to securitization entities	—	—	399	—	399
Investments in subsidiaries	16,155	17,473	—	(33,628)	—

Total investments	16,155	17,627	72,797	(33,830)	72,749
Cash and cash equivalents	—	805	2,992	—	3,797
Accrued investment income	—	—	776	(7)	769
Deferred acquisition costs	—	—	5,050	—	5,050
Intangible assets	—	—	346	—	346
Goodwill	—	—	868	—	868
Reinsurance recoverable	—	—	17,211	—	17,211
Other assets	2	261	445	(2)	706
Intercompany notes receivable	—	246	418	(664)	—
Separate account assets	—	—	10,140	—	10,140
Assets associated with discontinued operations	—	—	439	—	439

Total assets	$16,157	$18,939	$111,482	$(34,503)	$112,075

Liabilities and stockholders’ equity
Liabilities:
Future policy benefits	$—	$—	$33,601	$—	$33,601
Policyholder account balances	—	—	25,886	—	25,886
Liability for policy and contract claims	—	—	7,343	—	7,343
Unearned premiums	—	—	4,193	—	4,193
Other liabilities	1	430	4,609	(12)	5,028
Intercompany notes payable	—	618	246	(864)	—
Borrowings related to securitization entities	—	—	329	—	329
Non-recourse funding obligations	—	—	2,062	—	2,062
Long-term borrowings	—	4,203	563	—	4,766
Deferred tax liability	(66)	(709)	1,907	—	1,132
Separate account liabilities	—	—	10,140	—	10,140
Liabilities associated with discontinued operations	—	—	86	—	86

Total liabilities	(65)	4,542	90,965	(876)	94,566

Stockholders’ equity:
Common stock	1	—	—	—	1
Additional paid-in capital	12,131	9,311	17,326	(26,637)	12,131
Accumulated other comprehensive income (loss)	4,824	4,734	4,819	(9,553)	4,824
Retained earnings	1,966	352	(2,920)	2,568	1,966
Treasury stock, at cost	(2,700)	—	—	—	(2,700)

Total Genworth Financial, Inc.’s stockholders’ equity	16,222	14,397	19,225	(33,622)	16,222
Noncontrolling interests	—	—	1,292	(5)	1,287

Total stockholders’ equity	16,222	14,397	20,517	(33,627)	17,509

Total liabilities and stockholders’ equity	$16,157	$18,939	$111,482	$(34,503)	$112,075

The following table presents the condensed consolidating balance sheet information as of December 31, 2012:

(Amounts in millions)	Parent Guarantor	Issuer	All Other Subsidiaries	Eliminations	Consolidated
Assets
Investments
Fixed maturity securities available-for-sale, at fair value	$—	$151	$62,210	$(200)	$62,161
Equity securities available-for-sale, at fair value	—	—	518	—	518
Commercial mortgage loans	—	—	5,872	—	5,872
Restricted commercial mortgage loans related to securitization entities	—	—	341	—	341
Policy loans	—	—	1,601	—	1,601
Other invested assets	—	5	3,488	—	3,493
Restricted other invested assets related to securitization entities	—	—	393	—	393
Investments in subsidiaries	16,429	17,725	—	(34,154)	—

Total investments	16,429	17,881	74,423	(34,354)	74,379
Cash and cash equivalents	—	843	2,789	—	3,632
Accrued investment income	—	—	719	(4)	715
Deferred acquisition costs	—	—	5,036	—	5,036
Intangible assets	—	—	366	—	366
Goodwill	—	—	868	—	868
Reinsurance recoverable	—	—	17,230	—	17,230
Other assets	1	294	417	(2)	710
Intercompany notes receivable	—	254	488	(742)	—
Separate account assets	—	—	9,937	—	9,937
Assets associated with discontinued operations	—	—	439	—	439

Total assets	$16,430	$19,272	$112,712	$(35,102)	$113,312

Liabilities and stockholders’ equity
Liabilities:
Future policy benefits	$—	$—	$33,505	$—	$33,505
Policyholder account balances	—	—	26,262	—	26,262
Liability for policy and contract claims	—	—	7,509	—	7,509
Unearned premiums	—	—	4,333	—	4,333
Other liabilities	1	342	4,901	(5)	5,239
Intercompany notes payable	—	688	254	(942)	—
Borrowings related to securitization entities	—	—	336	—	336
Non-recourse funding obligations	—	—	2,066	—	2,066
Long-term borrowings	—	4,203	573	—	4,776
Deferred tax liability	(64)	(672)	2,243	—	1,507
Separate account liabilities	—	—	9,937	—	9,937
Liabilities associated with discontinued operations	—	—	61	—	61

Total liabilities	(63)	4,561	91,980	(947)	95,531

Stockholders’ equity:
Common stock	1	—	—	—	1
Additional paid-in capital	12,127	9,311	16,777	(26,088)	12,127

Accumulated other comprehensive income (loss)	5,202	5,100	5,197	(10,297)	5,202
Retained earnings	1,863	300	(2,535)	2,235	1,863
Treasury stock, at cost	(2,700)	—	—	—	(2,700)

Total Genworth Financial, Inc.’s stockholders’ equity	16,493	14,711	19,439	(34,150)	16,493
Noncontrolling interests	—	—	1,293	(5)	1,288

Total stockholders’ equity	16,493	14,711	20,732	(34,155)	17,781

Total liabilities and stockholders’ equity	$16,430	$19,272	$112,712	$(35,102)	$113,312

The following table presents the condensed consolidating balance sheet information as of December 31, 2012:

(Amounts in millions)	Parent Guarantor	Issuer	All Other Subsidiaries	Eliminations	Consolidated
Assets
Investments
Fixed maturity securities available-for-sale, at fair value	$—	$151	$62,210	$(200)	$62,161
Equity securities available-for-sale, at fair value	—	—	518	—	518
Commercial mortgage loans	—	—	5,872	—	5,872
Restricted commercial mortgage loans related to securitization entities	—	—	341	—	341
Policy loans	—	—	1,601	—	1,601
Other invested assets	—	5	3,488	—	3,493
Restricted other invested assets related to securitization entities	—	—	393	—	393
Investments in subsidiaries	16,429	17,725	—	(34,154)	—

Total investments	16,429	17,881	74,423	(34,354)	74,379

Cash and cash equivalents	—	843	2,789	—	3,632
Accrued investment income	—	—	719	(4)	715
Deferred acquisition costs	—	—	5,036	—	5,036
Intangible assets	—	—	366	—	366
Goodwill	—	—	868	—	868
Reinsurance recoverable	—	—	17,230	—	17,230
Other assets	1	294	417	(2)	710
Intercompany notes receivable	—	254	488	(742)	—
Separate account assets	—	—	9,937	—	9,937
Assets associated with discontinued operations	—	—	439	—	439

Total assets	$16,430	$19,272	$112,712	$(35,102)	$113,312

Liabilities and stockholders’ equity
Liabilities:
Future policy benefits	$—	$—	$33,505	$—	$33,505
Policyholder account balances	—	—	26,262	—	26,262
Liability for policy and contract claims	—	—	7,509	—	7,509
Unearned premiums	—	—	4,333	—	4,333
Other liabilities	1	342	4,901	(5)	5,239
Intercompany notes payable	—	688	254	(942)	—
Borrowings related to securitization entities	—	—	336	—	336
Non-recourse funding obligations	—	—	2,066	—	2,066
Long-term borrowings	—	4,203	573	—	4,776
Deferred tax liability	(64)	(672)	2,243	—	1,507
Separate account liabilities	—	—	9,937	—	9,937
Liabilities associated with discontinued operations	—	—	61	—	61

Total liabilities	(63)	4,561	91,980	(947)	95,531

Stockholders’ equity:
Common stock	1	—	—	—	1
Additional paid-in capital	12,127	9,311	16,777	(26,088)	12,127
Accumulated other comprehensive income (loss)	5,202	5,100	5,197	(10,297)	5,202
Retained earnings	1,863	300	(2,535)	2,235	1,863
Treasury stock, at cost	(2,700)	—	—	—	(2,700)

Total Genworth Financial, Inc.’s stockholders’ equity	16,493	14,711	19,439	(34,150)	16,493
Noncontrolling interests	—	—	1,293	(5)	1,288

Total stockholders’ equity	16,493	14,711	20,732	(34,155)	17,781

Total liabilities and stockholders’ equity	$16,430	$19,272	$112,712	$(35,102)	$113,312

The following table presents the condensed consolidating balance sheet information as of December 31, 2011:

(Amounts in millions)	Parent Guarantor	Issuer	All Other Subsidiaries	Eliminations	Consolidated
Assets
Fixed maturity securities available-for-sale, at fair value	$—	$11	$58,484	$(200)	$58,295
Equity securities available-for-sale, at fair value	—	—	359	—	359
Commercial mortgage loans	—	—	6,092	—	6,092
Restricted commercial mortgage loans related to securitization entities	—	—	411	—	411
Policy loans	—	—	1,549	—	1,549
Other invested assets	—	64	4,761	(6)	4,819
Restricted other invested assets related to securitization entities	—	—	377	—	377
Investments in subsidiaries	14,961	16,599	—	(31,560)	—

Total investments	14,961	16,674	72,033	(31,766)	71,902

Cash and cash equivalents	—	907	3,536	—	4,443
Accrued investment income	—	—	695	(4)	691
Deferred acquisition costs	—	—	5,193	—	5,193
Intangible assets	—	—	468	—	468
Goodwill	—	—	958	—	958
Reinsurance recoverable	—	—	16,998	—	16,998
Other assets	—	346	562	(2)	906
Intercompany notes receivable	—	223	430	(653)	—
Separate account assets	—	—	10,122	—	10,122
Assets associated with discontinued operations	—	—	506	—	506

Total assets	$14,961	$18,150	$111,501	$(32,425)	$112,187

Liabilities and stockholders’ equity
Liabilities:
Future policy benefits	$—	$—	$32,175	$—	$32,175
Policyholder account balances	—	—	26,345	—	26,345
Liability for policy and contract claims	—	—	7,620	—	7,620
Unearned premiums	—	—	4,223	—	4,223
Other liabilities	1	464	5,847	(11)	6,301
Intercompany notes payable	—	630	223	(853)	—
Borrowings related to securitization entities	—	—	396	—	396
Non-recourse funding obligations	—	—	3,256	—	3,256
Long-term borrowings	—	4,165	561	—	4,726
Deferred tax liability	(61)	(404)	1,276	—	811
Separate account liabilities	—	—	10,122	—	10,122
Liabilities associated with discontinued operations	—	—	80	—	80

Total liabilities	(60)	4,855	92,124	(864)	96,055

Stockholders’ equity:
Common stock	1	—	—	—	1
Additional paid-in capital	12,136	9,329	16,749	(26,078)	12,136
Accumulated other comprehensive income (loss)	4,047	3,995	4,040	(8,035)	4,047
Retained earnings	1,537	(29)	(2,527)	2,557	1,538
Treasury stock, at cost	(2,700)	—	—	—	(2,700)

Total Genworth Financial, Inc.’s stockholders’ equity	15,021	13,295	18,262	(31,556)	15,022
Noncontrolling interests	—	—	1,115	(5)	1,110

Total stockholders’ equity	15,021	13,295	19,377	(31,561)	16,132

Total liabilities and stockholders’ equity	$14,961	$18,150	$111,501	$(32,425)	$112,187

Condensed Consolidated Income Statement

The following table presents the condensed consolidating income statement information for the three months ended March 31, 2013:

(Amounts in millions)	Parent Guarantor	Issuer	All Other Subsidiaries	Eliminations	Consolidated
Revenues:
Premiums	$—	$—	$1,261	$—	$1,261
Net investment income	—	—	818	(4)	814
Net investment gains (losses)	—	(4)	(57)	—	(61)
Insurance and investment product fees and other	—	—	290	(1)	289

Total revenues	—	(4)	2,312	(5)	2,303

Benefits and expenses:
Benefits and other changes in policy reserves	—	—	1,201	—	1,201
Interest credited	—	—	184	—	184
Acquisition and operating expenses, net of deferrals	—	—	433	—	433
Amortization of deferred acquisition costs and intangibles	—	—	122	—	122
Interest expense	—	80	51	(5)	126

Total benefits and expenses	—	80	1,991	(5)	2,066

Income from continuing operations before income taxes and equity in income of subsidiaries	—	(84)	321	—	237
Provision for income taxes	—	(39)	115	—	76
Equity in income of subsidiaries	103	122	—	(225)	—

Loss from continuing operations	103	77	206	(225)	161
Loss from discontinued operations, net of taxes	—	(5)	(15)	—	(20)

Net income	103	72	191	(225)	141
Less: net income attributable to noncontrolling interests	—	—	38	—	38

Net income available to Genworth Financial, Inc.’s common stockholders	$103	$72	$153	$(225)	$103

The following table presents the condensed consolidating income statement information for the three months ended March 31, 2012:

(Amounts in millions)	Parent Guarantor	Issuer	All Other Subsidiaries	Eliminations	Consolidated
Revenues:
Premiums	$—	$—	$1,106	$—	$1,106
Net investment income	—	—	836	(4)	832
Net investment gains (losses)	—	(22)	59	—	37
Insurance and investment product fees and other	—	(1)	342	(1)	340

Total revenues	—	(23)	2,343	(5)	2,315

Benefits and expenses:
Benefits and other changes in policy reserves	—	—	1,232	—	1,232
Interest credited	—	—	195	—	195
Acquisition and operating expenses, net of deferrals	3	—	437	—	440
Amortization of deferred acquisition costs and intangibles	—	—	271	—	271
Interest expense	—	69	30	(4)	95

Total benefits and expenses	3	69	2,165	(4)	2,233

Income (loss) from continuing operations before income taxes and equity in income of subsidiaries	(3)	(92)	178	(1)	82
Provision (benefit) for income taxes	(1)	(30)	46	—	15
Equity in income of subsidiaries	48	125	—	(173)	—

Income from continuing operations	46	63	132	(174)	67
Income from discontinued operations, net of taxes	—	—	12	—	12

Net income	46	63	144	(174)	79
Less: net income attributable to noncontrolling interests	—	—	33	—	33

Net income available to Genworth Financial, Inc.’s common stockholders	$46	$63	$111	$(174)	$46

The following table presents the condensed consolidating income statement information for the year ended December 31, 2012:

(Amounts in millions)	Parent Guarantor	Issuer	All Other Subsidiaries	Eliminations	Consolidated
Revenues:
Premiums	$—	$—	$5,041	$—	$5,041
Net investment income	—	1	3,357	(15)	3,343
Net investment gains (losses)	—	(29)	56	—	27
Insurance and investment product fees and other	—	(1)	1,234	(4)	1,229

Total revenues	—	(29)	9,688	(19)	9,640

Benefits and expenses:
Benefits and other changes in policy reserves	—	—	5,378	—	5,378
Interest credited	—	—	775	—	775
Acquisition and operating expenses, net of deferrals	7	8	1,579	—	1,594
Amortization of deferred acquisition costs and intangibles	—	—	722	—	722
Goodwill impairment	—	—	89	—	89
Interest expense	—	315	179	(18)	476

Total benefits and expenses	7	323	8,722	(18)	9,034

Income from continuing operations before income taxes and equity in income of subsidiaries	(7)	(352)	966	(1)	606
Provision (benefit) for income taxes	(3)	(110)	251	—	138
Equity in income of subsidiaries	329	636	(38)	(927)	—

Income from continuing operations	325	394	677	(928)	468
Income from discontinued operations, net of taxes	—	—	57	—	57

Net income	325	394	734	(928)	525
Less: net income attributable to noncontrolling interests	—	—	200	—	200

Net income available to Genworth Financial, Inc.’s common stockholders	$325	$394	$534	$(928)	$325

The following table presents the condensed consolidating income statement information for the year ended December 31, 2011:

(Amounts in millions)	Parent Guarantor	Issuer	All Other Subsidiaries	Eliminations	Consolidated
Revenues:
Premiums	$—	$—	$5,688	$—	$5,688
Net investment income	—	2	3,393	(15)	3,380
Net investment gains (losses)	—	(18)	(177)	—	(195)
Insurance and investment product fees and other	—	2	1,053	(5)	1,050

Total revenues	—	(14)	9,957	(20)	9,923

Benefits and expenses:
Benefits and other changes in policy reserves	—	—	5,941	—	5,941
Interest credited	—	—	794	—	794
Acquisition and operating expenses, net of deferrals	32	1	1,900	(3)	1,930
Amortization of deferred acquisition costs and intangibles	—	—	593	—	593
Goodwill impairment	—	—	29	—	29
Interest expense	—	325	198	(17)	506

Total benefits and expenses	32	326	9,455	(20)	9,793

Income from continuing operations before income taxes and equity in income of subsidiaries	(32)	(340)	502	—	130
Provision (benefit) for income taxes	(11)	(120)	120	—	(11)
Equity in income of subsidiaries	59	769	—	(828)	—

Income from continuing operations	38	549	382	(828)	141
Income from discontinued operations, net of taxes	—	—	36	—	36

Net income	38	549	418	(828)	177
Less: net income attributable to noncontrolling interests	—	—	139	—	139

Net income available to Genworth Financial, Inc.’s common stockholders	$38	$549	$279	$(828)	$38

The following table presents the condensed consolidating income statement information for the year ended December 31, 2010:

(Amounts in millions)	Parent Guarantor	Issuer	All Other Subsidiaries	Eliminations	Consolidated
Revenues:
Premiums	$—	$—	$5,833	$—	$5,833
Net investment income	—	4	3,278	(16)	3,266
Net investment gains (losses)	—	(4)	(139)	—	(143)
Insurance and investment product fees and other	—	7	757	(4)	760

Total revenues	—	7	9,729	(20)	9,716

Benefits and expenses:
Benefits and other changes in policy reserves	—	—	6,001	—	6,001
Interest credited	—	—	841	—	841
Acquisition and operating expenses, net of deferrals	41	1	1,898	(2)	1,938
Amortization of deferred acquisition costs and intangibles	—	—	622	—	622
Interest expense	—	284	191	(18)	457

Total benefits and expenses	41	285	9,553	(20)	9,859

Income from continuing operations before income taxes and equity in income of subsidiaries	(41)	(278)	176	—	(143)
Provision (benefit) for income taxes	(14)	(132)	(133)	—	(279)
Equity in income of subsidiaries	65	804	—	(869)	—

Income from continuing operations	38	658	309	(869)	136
Income from discontinued operations, net of taxes	—	—	45	—	45

Net income	38	658	354	(869)	181
Less: net income attributable to noncontrolling interests	—	—	143	—	143

Net income available to Genworth Financial, Inc.’s common stockholders	$38	$658	$211	$(869)	$38

Condensed Consolidating Statement of Comprehensive Income

The following table presents the condensed consolidating comprehensive income statement information for the three months ended March 31, 2013:

(Amounts in millions)	Parent Guarantor	Issuer	All Other Subsidiaries	Eliminations	Consolidated
Net income	$103	$72	$191	$(225)	$141
Other comprehensive income (loss):
Net unrealized gains (losses) on securities not other-than-temporarily impaired	(221)	(227)	(217)	448	(217)
Net unrealized gains (losses) on other-than-temporarily impaired securities	26	26	26	(52)	26
Derivatives qualifying as hedges	(110)	(110)	(110)	220	(110)
Foreign currency translation and other adjustments	(73)	(55)	(104)	128	(104)

Total other comprehensive income (loss)	(378)	(366)	(405)	744	(405)

Total comprehensive income (loss)	(275)	(294)	(214)	519	(264)
Less: comprehensive income attributable to noncontrolling interests	—	—	11	—	11

Total comprehensive income (loss) available to Genworth Financial, Inc.’s common stockholders	$(275)	$(294)	$(225)	$519	$(275)

The following table presents the condensed consolidating comprehensive income statement information for the three months ended March 31, 2012:

(Amounts in millions)	Parent Guarantor	Issuer	All Other Subsidiaries	Eliminations	Consolidated
Net income	$46	$63	$144	$(174)	$79
Other comprehensive income (loss):
Net unrealized gains (losses) on securities not other-than-temporarily impaired	(179)	(184)	(185)	363	(185)
Net unrealized gains (losses) on other-than-temporarily impaired securities	21	21	22	(43)	21
Derivatives qualifying as hedges	(329)	(329)	(328)	657	(329)
Foreign currency translation and other adjustments	96	82	116	(178)	116

Total other comprehensive income (loss)	(391)	(410)	(375)	799	(377)

Total comprehensive income (loss)	(345)	(347)	(231)	625	(298)
Less: comprehensive income attributable to noncontrolling interests	—	—	47	—	47

Total comprehensive income (loss) available to Genworth Financial, Inc.’s common stockholders	$(345)	$(347)	$(278)	$625	$(345)

The following table presents the condensed consolidating comprehensive income statement information for the year ended December 31, 2012:

(Amounts in millions)	Parent Guarantor	Issuer	All Other Subsidiaries	Eliminations	Consolidated
Net income	$325	$394	$734	$(928)	$525
Other comprehensive income (loss):
Net unrealized gains (losses) on securities not other-than-temporarily impaired	1,075	1,046	1,078	(2,121)	1,078
Net unrealized gains (losses) on other-than-temporarily impaired securities	78	78	78	(156)	78
Derivatives qualifying as hedges	(100)	(100)	(98)	198	(100)
Foreign currency translation and other adjustments	102	81	126	(183)	126

Total other comprehensive income (loss)	1,155	1,105	1,184	(2,262)	1,182

Total comprehensive income (loss)	1,480	1,499	1,918	(3,190)	1,707
Less: comprehensive income attributable to noncontrolling interests	—	—	227	—	227

Total comprehensive income (loss) available to Genworth Financial, Inc.’s common stockholders	$1,480	$1,499	$1,691	$(3,190)	$1,480

The following table presents the condensed consolidating comprehensive income statement information for the year ended December 31, 2011:

(Amounts in millions)	Parent Guarantor	Issuer	All Other Subsidiaries	Eliminations	Consolidated
Net income	$38	$549	$418	$(828)	$177
Other comprehensive income (loss):
Net unrealized gains (losses) on securities not other-than-temporarily impaired	1,576	1,487	1,616	(3,064)	1,615
Net unrealized gains (losses) on other-than-temporarily impaired securities	(11)	(11)	(10)	21	(11)
Derivatives qualifying as hedges	1,085	1,085	1,080	(2,165)	1,085
Foreign currency translation and other adjustments	(109)	(162)	(134)	270	(135)

Total other comprehensive income (loss)	2,541	2,399	2,552	(4,938)	2,554

Total comprehensive income (loss)	2,579	2,948	2,970	(5,766)	2,731
Less: comprehensive income attributable to noncontrolling interests	—	—	152	—	152

Total comprehensive income (loss) available to Genworth Financial, Inc.’s common stockholders	$2,579	$2,948	$2,818	$(5,766)	$2,579

The following table presents the condensed consolidating comprehensive income statement information for the year ended December 31, 2010:

(Amounts in millions)	Parent Guarantor	Issuer	All Other Subsidiaries	Eliminations	Consolidated
Net income	$38	$658	$354	$(869)	$181
Other comprehensive income (loss):
Net unrealized gains (losses) on securities not other-than-temporarily impaired	939	953	949	(1,891)	950
Net unrealized gains (losses) on other-than-temporarily impaired securities	126	123	125	(248)	126
Derivatives qualifying as hedges	122	122	114	(236)	122
Foreign currency translation and other adjustments	231	235	285	(465)	286

Total other comprehensive income (loss)	1,418	1,433	1,473	(2,840)	1,484

Total comprehensive income (loss)	1,456	2,091	1,827	(3,709)	1,665
Less: comprehensive income attributable to noncontrolling interests	—	—	209	—	209

Total comprehensive income (loss) available to Genworth Financial, Inc.’s common stockholders	$1,456	$2,091	$1,618	$(3,709)	$1,456

Condensed Consolidating Statement of Cash Flows

The following table presents the condensed consolidating cash flow statement information for the three months ended March 31, 2013:

	Parent Guarantor	Issuer	All Other Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net income	$103	$72	$191	$(225)	$141
Less loss from discontinued operations, net of taxes	—	5	15	—	20
Adjustments to reconcile net income to net cash from operating activities:
Equity in income from subsidiaries	(103)	(122)	—	225	—
Dividends from subsidiaries	—	11	(11)	—	—
Amortization of fixed maturity discounts and premiums and limited partnerships	—	—	(5)	—	(5)
Net investment losses (gains)	—	4	57	—	61
Charges assessed to policyholders	—	—	(202)	—	(202)
Acquisition costs deferred	—	—	(105)	—	(105)
Amortization of deferred acquisition costs and intangibles	—	—	122	—	122
Deferred income taxes	—	(47)	(135)	—	(182)
Net increase (decrease) in trading securities, held- for-sale investments and derivative instruments	—	(3)	(24)	—	(27)
Stock-based compensation expense	—	—	9	—	9
Change in certain assets and liabilities:
Accrued investment income and other assets	—	74	(120)	4	(42)
Insurance reserves	—	—	541	—	541
Current tax liabilities	—	43	159	—	202
Other liabilities and other policy-related balances	—	17	(485)	(6)	(474)
Cash from operating activities—discontinued operations	—	(5)	6	—	1

Net cash from operating activities	—	49	13	(2)	60

Cash flows from investing activities:
Proceeds from maturities and repayments of investments:
Fixed maturity securities	—	—	1,212	—	1,212
Commercial mortgage loans	—	—	212	—	212
Restricted commercial mortgage loans related to securitization entities	—	—	17	—	17
Proceeds from sales of investments:
Fixed maturity and equity securities	—	—	1,310	—	1,310
Purchases and originations of investments:
Fixed maturity and equity securities	—	—	(2,069)	—	(2,069)
Commercial mortgage loans	—	—	(203)	—	(203)
Other invested assets, net	—	—	(28)	2	(26)
Policy loans, net	—	—	—	—	—
Intercompany notes receivable	—	8	70	(78)	—
Capital contributions to subsidiaries	—	(22)	22	—	—
Cash from investing activities—discontinued operations	—	—	—	—	—

Net cash from investing activities	—	(14)	543	(76)	453

Cash flows from financing activities:
Deposits to universal life and investment contracts	—	—	445	—	445
Withdrawals from universal life and investment contracts	—	—	(678)	—	(678)
Redemption and repurchase of non-recourse funding obligations	—	—	(4)	—	(4)
Repayment of borrowings related to securitization entities	—	—	(17)	—	(17)

Dividends paid to noncontrolling interests	—	—	(13)	—	(13)
Proceeds from intercompany notes payable	—	(70)	(8)	78	—
Other, net	—	(3)	(29)	—	(32)
Cash from financing activities—discontinued operations	—	—	—	—	—

Net cash from financing activities	—	(73)	(304)	78	(299)

Effect of exchange rate changes on cash and cash equivalents	—	—	(48)	—	(48)

Net change in cash and cash equivalents	—	(38)	204	—	166
Cash and cash equivalents at beginning of period	—	843	2,810	—	3,653

Cash and cash equivalents at end of period	—	805	3,014	—	3,819
Less cash and cash equivalents of discontinued operations at end of period	—	—	22	—	22

Cash and cash equivalents of continuing operations at end of period	$—	$805	$2,992	$—	$3,797

The following table presents the condensed consolidating cash flow statement information for the three months ended March 31, 2012:

	Parent Guarantor	Issuer	All Other Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net income	$46	$63	$144	$(174)	$79
Less income from discontinued operations, net of taxes	—	—	(12)	—	(12)
Adjustments to reconcile net income to net cash from operating activities:
Equity in income from subsidiaries	(48)	(125)	—	173	—
Dividends from subsidiaries	—	10	(10)	—	—
Amortization of fixed maturity discounts and premiums and limited partnerships	—	—	(19)	—	(19)
Net investment losses (gains)	—	22	(59)	—	(37)
Charges assessed to policyholders	—	—	(187)	—	(187)
Acquisition costs deferred	—	—	(154)	—	(154)
Amortization of deferred acquisition costs and intangibles	—	—	271	—	271
Deferred income taxes	(1)	(17)	39	—	21
Net increase (decrease) in trading securities, held- for-sale investments and derivative instruments	—	(6)	(39)	—	(45)
Stock-based compensation expense	3	—	6	—	9
Change in certain assets and liabilities:
Accrued investment income and other assets	—	(19)	(77)	(3)	(99)
Insurance reserves	—	—	369	—	369
Current tax liabilities	—	176	(263)	—	(87)
Other liabilities and other policy-related balances	—	37	(413)	6	(370)
Cash from operating activities—discontinued operations	—	—	9	—	9

Net cash from operating activities	—	141	(395)	2	(252)

Cash flows from investing activities:
Proceeds from maturities and repayments of investments:
Fixed maturity securities	—	—	969	—	969
Commercial mortgage loans	—	—	142	—	142
Restricted commercial mortgage loans related to securitization entities	—	—	14	—	14
Proceeds from sales of investments:
Fixed maturity and equity securities	—	—	1,717	—	1,717
Purchases and originations of investments:
Fixed maturity and equity securities	—	(100)	(2,949)	—	(3,049)
Commercial mortgage loans	—	—	(81)	—	(81)
Other invested assets, net	—	—	438	(2)	436
Policy loans, net	—	—	(6)	—	(6)
Intercompany notes receivable	—	1	20	(21)	—
Cash from investing activities—discontinued operations	—	(18)	—	—	(18)

Net cash from investing activities	—	(117)	264	(23)	124

Cash flows from financing activities:
Deposits to universal life and investment contracts	—	—	662	—	662
Withdrawals from universal life and investment contracts	—	—	(600)	—	(600)
Redemption and repurchase of non-recourse funding obligations	—	—	(563)	—	(563)
Proceeds from the issuance of long-term debt	—	361	—	—	361
Repayment of borrowings related to securitization entities	—	—	(19)	—	(19)
Dividends paid to noncontrolling interests	—	—	(12)	—	(12)
Proceeds from intercompany notes payable	—	(20)	(1)	21	—
Other, net	—	—	(17)	—	(17)
Cash from financing activities—discontinued operations	—	—	(1)	—	(1)

Net cash from financing activities	—	341	(551)	21	(189)

Effect of exchange rate changes on cash and cash equivalents	—	—	16	—	16

Net change in cash and cash equivalents	—	365	(666)	—	(301)
Cash and cash equivalents at beginning of period	—	907	3,581	—	4,488

Cash and cash equivalents at end of period	—	1,272	2,915	—	4,187
Less cash and cash equivalents of discontinued operations at end of period	—	—	35	—	35

Cash and cash equivalents of continuing operations at end of period	$—	$1,272	$2,880	$—	$4,152

The following table presents the condensed consolidating cash flow statement information for the year ended December 31, 2012:

	Parent Guarantor	Issuer	All Other Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net income	$325	$394	$734	$(928)	$525
Less income from discontinued operations, net of taxes	—	—	(57)	—	(57)
Adjustments to reconcile net income to net cash from operating activities:
Equity in earnings of subsidiaries	(329)	(636)	38	927	—
Dividends from subsidiaries	—	545	(545)	—	—
Amortization of fixed maturity discounts and premiums and limited partnerships	—	—	(88)	—	(88)
Net investment losses (gains)	—	29	(56)	—	(27)
Charges assessed to policyholders	—	—	(801)	—	(801)
Acquisition costs deferred	—	—	(611)	—	(611)
Amortization of deferred acquisition costs and intangibles	—	—	722	—	722
Goodwill impairment	—	—	89	—	89
Deferred income taxes	(3)	(274)	359	—	82
Net increase (decrease) in trading securities, held-for-sale investments and derivative instruments	—	(27)	218	—	191
Stock-based compensation expense	7	16	3	—	26
Change in certain assets and liabilities:
Accrued investment income and other assets	—	53	(122)	1	(68)
Insurance reserves	—	—	2,330	—	2,330
Current tax liabilities	—	(43)	(191)	—	(234)
Other liabilities and other policy-related balances	—	10	(1,181)	5	(1,166)
Cash from operating activities—discontinued operations	—	—	49	—	49

Net cash from operating activities	—	67	890	5	962

Cash flows from investing activities:
Proceeds from maturities and repayments of investments:
Fixed maturity securities	—	—	5,176	—	5,176
Commercial mortgage loans	—	—	891	—	891
Restricted commercial mortgage loans related to securitization entities	—	—	67	—	67
Proceeds from sales of investments:
Fixed maturity and equity securities	—	10	5,725	—	5,735
Purchases and originations of investments:
Fixed maturity and equity securities	—	(150)	(12,172)	—	(12,322)
Commercial mortgage loans	—	—	(692)	—	(692)
Other invested assets, net	—	30	391	(5)	416
Policy loans, net	—	—	(29)	—	(29)
Intercompany notes receivable	—	(31)	(58)	89	—
Capital contributions to subsidiaries	—	(20)	20	—	—
Proceeds from sale of a subsidiary, net of cash transferred	—	—	77	—	77
Cash from investing activities—discontinued operations	—	(18)	(23)	—	(41)

Net cash from investing activities	—	(179)	(627)	84	(722)

Cash flows from financing activities:
Deposits to universal life and investment contracts	—	—	2,810	—	2,810
Withdrawals from universal life and investment contracts	—	—	(2,781)	—	(2,781)
Redemption and repurchase of non-recourse funding obligations	—	—	(1,056)	—	(1,056)
Proceeds from the issuance of long-term debt	—	361	—	—	361
Repayment and repurchase of long-term debt	—	(322)	—	—	(322)
Repayment of borrowings related to securitization entities	—	—	(72)	—	(72)
Proceeds from intercompany notes payable	—	58	31	(89)	—
Dividends paid to noncontrolling interests	—	—	(50)	—	(50)
Other, net	—	(49)	103	—	54
Cash from financing activities—discontinued operations	—	—	(45)	—	(45)

Net cash from financing activities	—	48	(1,060)	(89)	(1,101)

Effect of exchange rate changes on cash and cash equivalents	—	—	26	—	26

Net change in cash and cash equivalents	—	(64)	(771)	—	(835)
Cash and cash equivalents at beginning of period	—	907	3,581	—	4,488

Cash and cash equivalents at end of period	—	843	2,810	—	3,653
Less cash and cash equivalents of discontinued operations at end of period	—	—	21	—	21

Cash and cash equivalents of continuing operations at end of period	$—	$843	$2,789	$—	$3,632

The following table presents the condensed consolidating cash flow statement information for the year ended December 31, 2011:

	Parent Guarantor	Issuer	All Other Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net income	$38	$549	$418	$(828)	$177
Less income from discontinued operations, net of taxes	—	—	(36)	—	(36)
Adjustments to reconcile net income to net cash from operating activities:
Equity in earnings of subsidiaries	(59)	(769)	—	828	—
Dividends from subsidiaries	—	478	(478)	—	—
Amortization of fixed maturity discounts and premiums and limited partnerships	—	—	(77)	—	(77)
Net investment losses (gains)	—	18	177	—	195
Charges assessed to policyholders	—	—	(690)	—	(690)
Acquisition costs deferred	—	—	(637)	—	(637)
Amortization of deferred acquisition costs and intangibles	—	—	593	—	593
Goodwill impairment	—	—	29	—	29
Deferred income taxes	(11)	(115)	(224)	—	(350)
Gain on sale of subsidiary	—	—	(36)	—	(36)
Net increase (decrease) in trading securities, held-for-sale investments and derivative instruments	—	(47)	1,498	—	1,451
Stock-based compensation expense	32	—	(1)	—	31
Change in certain assets and liabilities:
Accrued investment income and other assets	—	28	(203)	1	(174)
Insurance reserves	—	—	2,507	—	2,507
Current tax liabilities	—	22	123	—	145
Other liabilities and other policy-related balances	—	62	(151)	16	(73)
Cash from operating activities—discontinued operations	—	—	70	—	70

Net cash from operating activities	—	226	2,882	17	3,125

Cash flows from investing activities:
Proceeds from maturities and repayments of investments:
Fixed maturity securities	—	—	5,233	—	5,233
Commercial mortgage loans	—	—	912	—	912
Restricted commercial mortgage loans related to securitization entities	—	—	96	—	96
Proceeds from sales of investments:
Fixed maturity and equity securities	—	201	6,083	—	6,284
Purchases and originations of investments:
Fixed maturity and equity securities	—	(10)	(11,875)	—	(11,885)
Commercial mortgage loans	—	—	(300)	—	(300)
Other invested assets, net	—	(30)	(482)	(17)	(529)
Policy loans, net	—	—	(79)	—	(79)
Intercompany notes receivable	—	(66)	13	53	—
Capital contributions to subsidiaries	—	(15)	15	—	—
Proceeds from sale of a subsidiary, net of cash transferred	—	—	211	—	211
Payments for businesses purchased, net of cash acquired	—	2	(5)	—	(3)
Cash from investing activities—discontinued operations	—	—	1	—	1

Net cash from investing activities	—	82	(177)	36	(59)

Cash flows from financing activities:
Deposits to universal life and investment contracts	—	—	2,664	—	2,664
Withdrawals from universal life and investment contracts	—	—	(3,688)	—	(3,688)
Redemption and repurchase of non-recourse funding obligations	—	—	(130)	—	(130)
Proceeds from the issuance of long-term debt	—	397	148	—	545
Repayment and repurchase of long-term debt	—	(760)	—	—	(760)
Repayment of borrowings related to securitization entities	—	—	(96)	—	(96)
Proceeds from intercompany notes payable	—	(13)	66	(53)	—
Repurchase of subsidiary shares	—	—	(71)	—	(71)
Dividends paid to noncontrolling interests	—	—	(67)	—	(67)
Other, net	—	162	(136)	—	26
Cash from financing activities—discontinued operations	—	—	(64)	—	(64)

Net cash from financing activities	—	(214)	(1,374)	(53)	(1,641)

Effect of exchange rate changes on cash and cash equivalents	—	—	(69)	—	(69)

Net change in cash and cash equivalents	—	94	1,262	—	1,356
Cash and cash equivalents at beginning of period	—	813	2,319	—	3,132

Cash and cash equivalents at end of period	—	907	3,581	—	4,488
Less cash and cash equivalents of discontinued operations at end of period	—	—	45	—	45

Cash and cash equivalents of continuing operations at end of period	$—	$907	$3,536	$—	$4,443

The following table presents the condensed consolidating cash flow statement information for the year ended December 31, 2010:

	Parent Guarantor	Issuer	All Other Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net income	$38	$658	$354	$(869)	$181
Less income from discontinued operations, net of taxes	—	—	(45)	—	(45)
Adjustments to reconcile net income to net cash from operating activities:
Equity in earnings of subsidiaries	(65)	(804)	—	869	—
Dividends from subsidiaries	—	342	(342)	—	—
Amortization of fixed maturity discounts and premiums and limited partnerships	—	—	(55)	—	(55)
Net investment losses (gains)	—	4	139	—	143
Charges assessed to policyholders	—	—	(506)	—	(506)
Acquisition costs deferred	—	—	(587)	—	(587)
Amortization of deferred acquisition costs and intangibles	—	—	622	—	622
Deferred income taxes	(14)	(67)	(256)	—	(337)
Net increase (decrease) in trading securities, held-for-sale investments and derivative instruments	—	(93)	(7)	—	(100)
Stock-based compensation expense	41	—	3	—	44
Change in certain assets and liabilities:
Accrued investment income and other assets	—	—	(34)	3	(31)
Insurance reserves	—	—	2,413	—	2,413
Current tax liabilities	—	19	(192)	—	(173)
Other liabilities and other policy-related balances	—	31	(306)	4	(271)
Cash from operating activities—discontinued operations	—	—	38	—	38

Net cash from operating activities	—	90	1,239	7	1,336

Cash flows from investing activities:
Proceeds from maturities and repayments of investments:
Fixed maturity securities	—	—	4,589	—	4,589
Commercial mortgage loans	—	—	769	—	769
Restricted commercial mortgage loans related to securitization entities	—	—	52	—	52
Proceeds from sales of investments:
Fixed maturity and equity securities	—	—	4,643	—	4,643
Purchases and originations of investments:
Fixed maturity and equity securities	—	(201)	(13,002)	(33)	(13,236)
Commercial mortgage loans	—	—	(105)	—	(105)
Other invested assets, net	—	—	1,587	(7)	1,580
Policy loans, net	—	—	(68)	—	(68)
Intercompany notes receivable	—	(35)	(26)	61	—
Capital contributions to subsidiaries	—	(203)	203	—	—
Payments for businesses purchased, net of cash acquired	—	(40)	—	—	(40)
Cash from investing activities—discontinued operations	—	—	1	—	1

Net cash from investing activities	—	(479)	(1,357)	21	(1,815)

Cash flows from financing activities:
Deposits to universal life and investment contracts	—	—	2,737	—	2,737
Withdrawals from universal life and investment contracts	—	—	(4,429)	—	(4,429)
Redemption and repurchase of non-recourse funding obligations	—	—	(6)	—	(6)
Proceeds from the issuance of long-term debt	—	793	411	—	1,204
Repayment and repurchase of long-term debt	—	(6)	—	—	(6)
Repayment of borrowings related to securitization entities	—	—	(61)	—	(61)
Repayment of borrowings from subsidiaries	—	(33)	—	33	—
Proceeds from intercompany notes payable	—	26	35	(61)	—
Repurchase of subsidiary shares	—	—	(131)	—	(131)
Dividends paid to noncontrolling interests	—	—	(43)	—	(43)
Other, net	—	(967)	220	—	(747)
Cash from financing activities—discontinued operations	—	—	(30)	—	(30)

Net cash from financing activities	—	(187)	(1,297)	(28)	(1,512)

Effect of exchange rate changes on cash and cash equivalents	—	91	30	—	121

Net change in cash and cash equivalents	—	(485)	(1,385)	—	(1,870)
Cash and cash equivalents at beginning of period	—	1,298	3,704	—	5,002

Cash and cash equivalents at end of period	—	813	2,319	—	3,132
Less cash and cash equivalents of discontinued operations at end of period	—	—	38	—	38

Cash and cash equivalents of continuing operations at end of period	$—	$813	$2,281	$—	$3,094